UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend AchieversTM Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Enhanced
Dividend AchieversTM Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 – 10/31/2007

EXPLANATORY NOTE

     The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2007, originally filed with the Securities and Exchange Commission on January 8, 2008 (Accession Number 0000930413-08-000177) and further amended on Form N-CSR/A on January 11, 2008 (Accession Number 0000930413-08-000267) and April 7, 2008 (Accession Number 0000930413-08-002237). The purpose of the amendment is to correct certain typographical errors found in the signature blocks of each of the April 7, 2008 Form N-CSR/A and the officer certifications filed as Exhibits 12(a) and 12(b)(2) thereto, respectively, all of which read April 2, 2007 and instead should have read April 2, 2008.

     Items 1 through 11 to this Form N-CSR/A are incorporated by reference to the Form N-CSR/A filed on EDGAR on April 7, 2008 (Accession Number 0000930413-08-002237).

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2, incorporated by reference to the Form N-CSR/A filed on EDGAR on
April 7, 2008 (Accession Number 0000930413-08-002237)

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend AchieversTM Trust

By:	/s/ Donald C. Burke
Donald C. Burke, Chief Executive Officer of BlackRock Enhanced Dividend AchieversTM Trust

Date: September 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke, Chief Executive Officer (principal executive officer) of BlackRock Enhanced Dividend AchieversTM Trust

Date: September 15, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews, Chief Financial Officer (principal financial officer) of BlackRock Enhanced Dividend AchieversTM Trust

Date: September 15, 2008